Business Combination - Transaction costs and SOAC Shares (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Oct. 07, 2021	Sep. 09, 2021	Dec. 31, 2021	Sep. 08, 2021
Business Acquisition [Line Items]
Transaction costs			$ 42.1
Ordinary stock, shares outstanding			224,385,324
Number of shares redeemed			27,278,657
Number of shares converted			6,759,000
Class J special shares
Business Acquisition [Line Items]
Ordinary stock, shares outstanding			741,000
SOAC | Class A common stock
Business Acquisition [Line Items]
Ordinary stock, shares outstanding			30,000,000.0
Common shares issued price			$ 0.0001
Number of shares redeemed		27,300,000
SOAC | Class B common stock
Business Acquisition [Line Items]
Ordinary stock, shares outstanding			7,500,000
Common shares issued price			$ 0.0001
Conversion ratio		1.00%
Number of shares converted		6,800,000
SOAC | Common shares
Business Acquisition [Line Items]
Transaction costs			$ 3.5
Transaction costs settled in shares	873,953
Common shares issued price		$ 0		$ 0.0001
Conversion ratio		1.00%
SOAC | Class J special shares
Business Acquisition [Line Items]
Number of shares converted		700,000